Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Balances of Subsidiaries, According to the IFRS-based Accounting Framework (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Assets	$ 685,519,011	$ 876,370,731
Liabilities	568,684,040	781,228,951
Shareholders' Equity	116,834,971	95,141,780	$ 103,803,515	$ 70,259,685
Net (Loss) / Income for the Year	23,819,117	(5,891,024)	$ 11,195,541
Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of subsidiaries [line items]
Assets	616,356,204	793,229,582
Liabilities	520,058,711	717,628,223
Shareholders' Equity	96,297,493	75,601,359
Net (Loss) / Income for the Year	22,283,115	(3,149,535)
Cobranzas Regionales S.A. [member]
Disclosure of subsidiaries [line items]
Assets	515,742	169,393
Liabilities	232,518	104,221
Shareholders' Equity	283,224	65,172
Net (Loss) / Income for the Year	(220,198)	10,594
Galicia Administradora de Fondos S.A [member]
Disclosure of subsidiaries [line items]
Assets	449,556	764,532
Liabilities	72,094	80,602
Shareholders' Equity	377,462	683,930
Net (Loss) / Income for the Year	222,004	592,487
Galicia Broker Asesores de Seguros S.A. [member]
Disclosure of subsidiaries [line items]
Assets	49,949	40,727
Liabilities	28,586	20,586
Shareholders' Equity	21,363	20,141
Net (Loss) / Income for the Year	32,422	38,544
Galicia Retiro Compania de Seguros S.A. [member]
Disclosure of subsidiaries [line items]
Assets	359,069	383,149
Liabilities	281,300	287,322
Shareholders' Equity	77,769	95,827
Net (Loss) / Income for the Year	(20,150)	37,371
Galicia Seguros S.A. [member]
Disclosure of subsidiaries [line items]
Assets	3,218,853	4,158,837
Liabilities	1,998,800	2,545,391
Shareholders' Equity	1,220,053	1,613,446
Net (Loss) / Income for the Year	584,514	837,036
Galicia Valores S.A. [member]
Disclosure of subsidiaries [line items]
Assets	2,245,459	398,327
Liabilities	2,111,959	61,344
Shareholders' Equity	133,500	336,983
Net (Loss) / Income for the Year	(14,390)	102,572
Galicia Warrants S.A. [member]
Disclosure of subsidiaries [line items]
Assets	582,705	680,711
Liabilities	125,248	349,015
Shareholders' Equity	457,457	331,696
Net (Loss) / Income for the Year	125,761	175
IGAM LLC [Member]
Disclosure of subsidiaries [line items]
Assets	2,248,455
Liabilities	2,113,455
Shareholders' Equity	135,000
Net (Loss) / Income for the Year	52,664
Naranja Digital Comapañía Financiera S.A.U. [member]
Disclosure of subsidiaries [line items]
Assets	877,786
Liabilities	260,657
Shareholders' Equity	617,129
Net (Loss) / Income for the Year	(88,672)
Nargelon SA [member]
Disclosure of subsidiaries [line items]
Assets	822
Shareholders' Equity	822
Net (Loss) / Income for the Year	(17)
Ondara S.A. [member]
Disclosure of subsidiaries [line items]
Assets	35,405	34,629
Liabilities	1,062	34
Shareholders' Equity	34,343	34,595
Net (Loss) / Income for the Year	(5,308)	2,517
Sudamericana Holding S.A. [member]
Disclosure of subsidiaries [line items]
Assets	4,454,535	4,998,084
Liabilities	2,465,348	3,007,467
Shareholders' Equity	1,989,187	1,990,617
Net (Loss) / Income for the Year	633,806	310,366
Tarjeta Naranja S.A. [member]
Disclosure of subsidiaries [line items]
Assets	63,841,837	78,753,854
Liabilities	48,135,731	64,417,444
Shareholders' Equity	15,706,106	14,336,410
Net (Loss) / Income for the Year	1,354,380	3,182,312
Tarjetas Regionales S.A. [member]
Disclosure of subsidiaries [line items]
Assets	66,115,999	81,090,411
Liabilities	49,096,623	65,501,337
Shareholders' Equity	17,019,376	15,589,074
Net (Loss) / Income for the Year	$ 652,906	$ (3,290,972)